Employee benefits - Summary of employee benefits provision (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense
Retirement pay liability provision	₺ 2,074,592	₺ 3,144,599	₺ 3,183,356
Unused vacation provision	816,101	824,158
Total	₺ 2,890,693	₺ 3,968,757